Quarterly Holdings Report
for
Fidelity® SAI Low Duration Bond Fund
May 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
LDI-NPRT3-0726
1.9899560.105
Asset-Backed Securities - 19.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.4%
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8352% 1/20/2037 (b)(c)(d)	10,576,000	10,572,616
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	470,225	471,947
GRAND CAYMAN (UK OVERSEAS TER) - 3.4%
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7452% 7/18/2034 (b)(c)(d)	8,000,000	8,005,600
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2035 (b)(c)(d)	6,693,000	6,698,020
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2036 (b)(c)(d)	9,514,000	9,514,000
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7436% 10/22/2034 (b)(c)(d)	3,240,000	3,240,408
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9231% 7/15/2036 (b)(c)(d)	11,992,000	11,996,569
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (b)(c)(d)	14,813,000	14,821,785
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(d)	11,962,091	11,961,732
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2036 (b)(c)(d)	7,999,000	8,004,215
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/20/2035 (b)(c)(d)	3,911,000	3,914,406
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8752% 7/20/2032 (b)(c)(d)	2,045,502	2,047,083
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		80,203,818
UNITED STATES - 15.3%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	5,249,778	5,254,896
AFFRM Series 2026-X1 Class A, 4.27% 4/15/2031 (b)	6,275,000	6,276,350
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	4,556,168	4,556,095
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	468,175	470,334
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (b)	5,950,000	5,929,421
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	927,449	928,119
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	1,468,993	1,470,045
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	5,318,038	5,312,868
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	6,830,059	6,838,768
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	5,555,307	5,550,928
CarMax Auto Owner Trust Series 2026-2 Class A2A, 4.11% 8/15/2029	4,680,000	4,679,359
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	66,142	66,151
Carvana Auto Receivables Trust Series 2025-P2 Class A2, 4.56% 8/10/2028	5,003,402	5,008,318
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	7,705,672	7,703,808
Carvana Auto Receivables Trust Series 2026-P1 Class A2, 4.1% 6/11/2029	2,270,000	2,267,637
Carvana Auto Receivables Trust Series 2026-P2 Class A2, 4.4% 8/10/2029	4,060,000	4,062,419
Chase Auto Owner Trust Series 2024-2A Class A3, 5.52% 6/25/2029 (b)	6,640,520	6,702,897
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	1,272,038	1,272,694
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	1,442,752	1,442,558
DLLAD LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	5,827,492	5,842,582
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	934,407	935,995
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	1,067,321	1,067,740
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	3,677,759	3,695,342
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	1,990,788	1,993,694
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	4,493,568	4,502,371
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	6,633,849	6,647,841
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	876,816	877,142
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	3,349,996	3,352,073
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	142,372	142,530
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	4,281,825	4,288,809
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	7,072,043	7,076,740
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9204% 4/17/2036 (b)(c)(d)	14,008,000	14,011,867
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5831% 10/15/2034 (b)(c)(d)	6,300,000	6,296,863
GM Financial Automobile Leasing Trust Series 2024-2 Class A3, 5.39% 7/20/2027	2,121,790	2,124,760
GM Financial Automobile Leasing Trust Series 2024-3 Class A3, 4.21% 10/20/2027	4,951,080	4,953,466
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	3,488,798	3,492,209
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	5,809,226	5,812,007
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	7,310,000	7,369,575
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3929% 3/15/2029 (b)(c)(d)	11,010,000	11,034,353
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	7,380,000	7,398,396
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2429% 3/15/2029 (b)(c)(d)	8,950,000	8,965,641
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	460,575	461,942
GreenSky Home Improvement Trust Series 2025-3A Class A1, 4.34% 12/27/2060 (b)	6,508,398	6,514,281
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	4,186,760	4,191,247
Honda Auto Receivables Series 2024-2 Class A3, 5.27% 11/20/2028	7,897,861	7,953,780
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (b)	10,950,000	10,958,622
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	3,816,524	3,821,788
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7552% 7/20/2036 (b)(c)(d)	8,000,000	8,005,200
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	8,388,225	8,406,676
M&T Bank Auto Receivables Trust Series 2026-1A Class A2, 4.33% 7/16/2029 (b)	4,925,000	4,930,536
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	5,263,513	5,276,438
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (b)	273,021	273,213
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	4,645,514	4,655,899
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	3,563,258	3,571,998
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	1,251,546	1,258,348
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	560,281	561,289
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (b)	1,270,659	1,272,199
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	2,686,358	2,695,416
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (b)	1,260,000	1,259,964
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	2,059,560	2,060,489
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	4,122,047	4,127,305
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	3,709,337	3,708,107
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	4,390,025	4,396,255
SFS Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	4,079,992	4,080,921
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	9,456,351	9,465,306
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (b)	2,307,140	2,310,760
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	8,027,000	8,022,016
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A2A, 4.21% 1/22/2029 (b)	4,598,000	4,596,231
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	1,983,402	1,985,556
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	6,003,906	6,006,806
USAA Auto Owner Trust Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	6,339,717	6,343,819
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	4,561,075	4,561,995
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	3,645,309	3,675,919
Wheels Fleet Lease Funding LLC Series 2024-1A Class A2, 4.4551% 2/18/2039 (b)(c)	5,335,680	5,347,629
Wheels Fleet Lease Funding LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 4.6251% 6/21/2039 (b)(c)(d)	5,675,081	5,702,191
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0.67%, 4.2951% 1/18/2040 (b)(c)(d)	9,651,719	9,666,921
WOART Series 2025-B Class A2A, 4.38% 8/15/2028	5,272,829	5,278,031
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	8,788,637	8,791,000
TOTAL UNITED STATES		363,871,754
TOTAL ASSET-BACKED SECURITIES (Cost $454,801,196)		455,120,135

Collateralized Mortgage Obligations - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	1,358,991	1,358,991
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	136,345	134,761
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	2,021,033	1,983,657
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(c)	884,212	864,139
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (b)(c)	1,175,000	1,151,030
TOTAL UNITED STATES		5,492,578
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,419,974)		5,492,578

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(d)	6,345,000	6,370,777
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	479,723	477,400
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(d)	7,458,117	7,446,470
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(d)	1,656,856	1,659,963
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (b)(c)	5,986,757	5,992,369
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (b)(c)(d)	3,235,670	3,240,726
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (b)(c)(d)	6,390,081	6,398,069
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (b)(c)	1,990,000	1,990,000
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (b)	2,377,465	2,384,152
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	307,270	305,983
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	143,108	142,703
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	661,002	657,465
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	383,506	381,861
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	26,396	26,351
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (b)(c)(d)(f)	2,275,000	2,273,578
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	522,496	520,565
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	46,987	46,907
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	275,898	274,824
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (b)(c)(d)	7,707,000	7,674,936
TOTAL UNITED STATES		48,265,099
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $48,105,308)		48,265,099

Non-Convertible Corporate Bonds - 47.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.3756% 10/1/2026 (b)(c)(d)	9,964,000	9,975,580
CANADA - 5.0%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd 3.85% 6/1/2027	8,000,000	7,966,502
Financials - 4.7%
Banks - 4.7%
Bank of Montreal 4.547% 6/2/2029 (c)	5,000,000	5,002,888
Bank of Montreal 4.567% 9/10/2027 (c)	11,966,000	11,970,499
Bank of Montreal U.S. SOFR Averages Index + 0.75%, 4.3797% 9/22/2028 (c)(d)	12,200,000	12,217,179
Bank of Nova Scotia/The 4.578% 6/5/2029 (c)	7,100,000	7,101,309
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.3942% 9/15/2028 (c)(d)	11,590,000	11,612,948
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.4379% 9/8/2028 (c)(d)	12,200,000	12,233,444
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.2334% 1/27/2027 (b)(c)(d)	12,350,000	12,376,676
National Bank of Canada 4.95% 2/1/2028 (c)	12,221,000	12,266,871
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3327% 10/18/2027 (c)(d)	12,310,000	12,308,913
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.2886% 11/3/2028 (c)(d)	13,000,000	13,015,341
TOTAL FINANCIALS		110,106,068
TOTAL CANADA		118,072,570
DENMARK - 0.7%
Financials - 0.7%
Banks - 0.7%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	12,302,000	12,296,478
Danske Bank A/S 4.662% 3/27/2029 (b)(c)	5,000,000	5,000,969

TOTAL DENMARK		17,297,447
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3336% 3/17/2028 (b)(c)(d)	7,151,000	7,182,193
FRANCE - 1.0%
Financials - 1.0%
Banks - 1.0%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	12,480,000	12,332,764
Societe Generale SA 1.792% 6/9/2027 (b)(c)	11,354,000	11,348,079

TOTAL FRANCE		23,680,843
GERMANY - 2.9%
Consumer Discretionary - 1.9%
Automobiles - 1.9%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.3621% 8/13/2026 (b)(c)(d)	12,250,000	12,263,843
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.2366% 7/31/2026 (b)(c)(d)	8,170,000	8,175,229
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4056% 4/1/2027 (b)(c)(d)	11,000,000	11,031,866
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 4.6193% 8/14/2026 (b)(c)(d)	11,858,000	11,874,601
TOTAL CONSUMER DISCRETIONARY		43,345,539
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	12,480,000	12,355,765
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	12,480,000	12,337,938
TOTAL FINANCIALS		24,693,703
TOTAL GERMANY		68,039,242
IRELAND - 0.5%
Financials - 0.5%
Banks - 0.1%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	3,933,000	3,902,842
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	9,179,000	9,114,894
TOTAL IRELAND		13,017,736
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
ENEL Finance International NV 1.625% 7/12/2026 (b)(e)	7,893,000	7,866,765
JAPAN - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	1,008,000	1,010,021
Financials - 0.4%
Banks - 0.4%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	9,450,000	9,413,261
TOTAL JAPAN		10,423,282
NETHERLANDS - 2.7%
Financials - 2.6%
Banks - 2.6%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	8,611,000	8,601,154
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	2,300,000	2,311,942
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4119% 9/18/2027 (b)(c)(d)	8,500,000	8,534,395
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(c)	888,000	882,115
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(c)	11,900,000	11,920,933
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.0281% 1/14/2028 (c)(d)	10,580,000	10,581,681
ING Groep NV 4.017% 3/28/2028 (c)	9,500,000	9,470,201
ING Groep NV 6.083% 9/11/2027 (c)	9,025,000	9,062,761
TOTAL FINANCIALS		61,365,182
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	2,300,000	2,302,089
TOTAL NETHERLANDS		63,667,271
SWITZERLAND - 0.8%
Financials - 0.8%
Capital Markets - 0.8%
UBS AG/Stamford CT 4.302% 3/16/2029 (c)	2,640,000	2,635,152
UBS Group AG 1.494% 8/10/2027 (b)(c)	12,470,000	12,396,564
UBS Group AG 6.442% 8/11/2028 (b)(c)	4,436,000	4,537,825

TOTAL SWITZERLAND		19,569,541
UNITED KINGDOM - 5.1%
Consumer Staples - 0.2%
Tobacco - 0.2%
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	4,000,000	4,069,813
Financials - 4.4%
Banks - 4.1%
Barclays PLC 2.279% 11/24/2027 (c)	12,500,000	12,376,023
Barclays PLC 6.496% 9/13/2027 (c)	2,000,000	2,011,230
HSBC Holdings PLC 2.013% 9/22/2028 (c)	5,000,000	4,840,227
HSBC Holdings PLC 5.21% 8/11/2028 (c)	5,000,000	5,040,789
HSBC Holdings PLC 7.39% 11/3/2028 (c)	5,500,000	5,710,782
Lloyds Banking Group PLC 3.75% 3/18/2028 (c)	7,500,000	7,465,183
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	7,200,000	7,244,601
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.1495% 8/7/2027 (c)(d)	9,730,000	9,751,065
NatWest Group PLC 1.642% 6/14/2027 (c)	12,364,000	12,350,151
NatWest Group PLC 3.073% 5/22/2028 (c)	7,250,000	7,156,497
NatWest Group PLC 5.583% 3/1/2028 (c)	5,200,000	5,243,484
Standard Chartered Bank/New York 4.718% 5/28/2029 (c)	5,000,000	5,005,679
Standard Chartered PLC 2.608% 1/12/2028 (b)(c)	7,806,000	7,716,495
Standard Chartered PLC 7.767% 11/16/2028 (b)(c)	5,000,000	5,227,837
		97,140,043
Financial Services - 0.3%
Nationwide Building Society 2.972% 2/16/2028 (b)(c)	4,634,000	4,584,439
Nationwide Building Society 4.302% 3/8/2029 (b)(c)	3,000,000	2,983,002
		7,567,441
TOTAL FINANCIALS		104,707,484
Health Care - 0.5%
Pharmaceuticals - 0.5%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1351% 3/12/2027 (c)(d)	11,760,000	11,781,177
TOTAL UNITED KINGDOM		120,558,474
UNITED STATES - 27.6%
Consumer Discretionary - 2.1%
Automobiles - 1.3%
American Honda Finance Corp 4.55% 4/10/2028	1,184,000	1,183,788
Ford Motor Co 4.346% 12/8/2026	8,778,000	8,760,494
General Motors Financial Co Inc 6% 1/9/2028	4,500,000	4,594,679
Hyundai Capital America 4.6% 4/6/2028 (b)	5,000,000	4,996,854
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.7497% 6/23/2027 (b)(c)(d)	11,630,000	11,681,190
		31,217,005
Broadline Retail - 0.1%
Amazon.com Inc 4.0744% 3/13/2028 (c)	2,600,000	2,603,298
Leisure Products - 0.7%
Mattel Inc 5.875% 12/15/2027 (b)	16,950,000	16,950,606
TOTAL CONSUMER DISCRETIONARY		50,770,909
Consumer Staples - 1.4%
Beverages - 0.4%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.1362% 11/15/2026 (c)(d)	10,324,000	10,326,137
Consumer Staples Distribution & Retail - 0.4%
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0316% 4/28/2027 (c)(d)	10,083,000	10,107,603
Tobacco - 0.6%
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.2634% 10/27/2028 (c)(d)	13,237,000	13,272,799
TOTAL CONSUMER STAPLES		33,706,539
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy Inc 5.2% 4/18/2027	4,000,000	4,031,967
Financials - 18.6%
Banks - 11.3%
Bank of America Corp 1.734% 7/22/2027 (c)	10,560,000	10,520,688
Bank of America Corp 3.593% 7/21/2028 (c)	4,605,000	4,565,147
Bank of America Corp 3.824% 1/20/2028 (c)	4,500,000	4,485,566
Bank of America Corp 3.97% 3/5/2029 (c)	4,500,000	4,458,791
Bank of America Corp 4.376% 4/27/2028 (c)	7,500,000	7,497,522
Bank of America Corp 4.948% 7/22/2028 (c)	6,000,000	6,038,078
Citibank NA U.S. SOFR Index + 0.781%, 4.401% 5/29/2027 (c)(d)	12,130,000	12,167,967
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.7227% 5/7/2028 (c)(d)	12,300,000	12,353,366
Fifth Third Bancorp 1.707% 11/1/2027 (c)	13,000,000	12,852,398
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3375% 4/12/2028 (c)(d)	11,545,000	11,549,098
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	11,700,000	11,598,563
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	5,000,000	4,981,463
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	6,800,000	6,873,373
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	11,886,000	11,970,735
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.3026% 10/15/2027 (c)(d)	12,280,000	12,288,856
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.3902% 7/6/2028 (c)(d)	11,990,000	12,006,910
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.3335% 11/17/2028 (c)(d)	12,400,000	12,425,911
PNC Bank NA U.S. SOFR Index + 0.73%, 4.3409% 7/21/2028 (c)(d)	12,414,000	12,425,144
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	9,960,000	9,969,188
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	3,000,000	3,017,392
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	2,800,000	2,825,114
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)	2,586,000	2,593,832
Truist Bank U.S. SOFR Index + 0.77%, 4.3747% 7/24/2028 (c)(d)	11,860,000	11,869,445
Truist Financial Corp 6.047% 6/8/2027 (c)	10,360,000	10,363,885
US Bancorp 6.787% 10/26/2027 (c)	7,619,000	7,691,564
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.4662% 5/15/2028 (c)(d)	12,350,000	12,391,614
Wells Fargo & Co 2.393% 6/2/2028 (c)	2,330,000	2,284,958
Wells Fargo & Co 3.196% 6/17/2027 (c)	4,330,000	4,327,642
Wells Fargo & Co 3.526% 3/24/2028 (c)	10,090,000	10,020,216
Wells Fargo & Co 3.584% 5/22/2028 (c)	8,000,000	7,938,280
Wells Fargo & Co 4.9% 1/24/2028 (c)	4,449,000	4,464,161
Wells Fargo & Co 5.707% 4/22/2028 (c)	9,470,000	9,577,927
		270,394,794
Capital Markets - 5.0%
Athene Global Funding 1.608% 6/29/2026 (b)	7,905,000	7,887,889
Athene Global Funding 2.95% 11/12/2026 (b)	7,545,000	7,496,264
Athene Global Funding 4.86% 8/27/2026 (b)	7,808,000	7,816,930
Athene Global Funding 4.95% 1/7/2027 (b)	8,080,000	8,101,873
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3178% 6/9/2028 (c)(d)	12,240,000	12,249,058
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3442% 9/15/2027 (b)(c)(d)	11,806,000	11,789,696
Goldman Sachs Bank USA 4.656% 6/3/2029 (c)	4,800,000	4,806,110
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	9,230,000	9,159,654
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	9,130,000	9,045,502
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	6,500,000	6,458,800
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	4,575,000	4,543,252
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.4964% 9/2/2027 (b)(c)(d)	12,190,000	12,184,134
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.0781% 11/25/2026 (c)(d)	8,360,000	8,367,775
State Street Corp U.S. SOFR Index + 0.95%, 4.5547% 4/24/2028 (c)(d)	10,395,000	10,438,905
		120,345,842
Consumer Finance - 0.2%
American Express Co 5.098% 2/16/2028 (c)	4,500,000	4,525,347
Financial Services - 0.6%
CNH Industrial Capital LLC 4.5% 10/8/2027	13,247,000	13,247,684
Insurance - 1.5%
Brown & Brown Inc 4.6% 12/23/2026	5,270,000	5,278,338
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	8,268,000	8,297,841
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	10,005,000	10,039,192
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 4.5881% 1/14/2028 (b)(c)(d)	12,260,000	12,240,399
		35,855,770
TOTAL FINANCIALS		444,369,437
Health Care - 1.4%
Health Care Equipment & Supplies - 0.3%
Augusta SpinCo Corp 4.321% 9/23/2027	7,550,000	7,539,478
Health Care Providers & Services - 0.3%
CVS Health Corp 1.3% 8/21/2027	7,873,000	7,585,788
Pharmaceuticals - 0.8%
Eli Lilly & Co U.S. SOFR Averages Index + 0.35%, 3.9024% 5/20/2028 (c)(d)	6,910,000	6,912,971
Haleon US Capital LLC 3.375% 3/24/2027	2,400,000	2,384,245
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.0942% 9/15/2027 (c)(d)	8,557,000	8,569,783
		17,866,999
TOTAL HEALTH CARE		32,992,265
Industrials - 0.8%
Machinery - 0.8%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0173% 1/10/2028 (c)(d)	12,690,000	12,693,324
Parker-Hannifin Corp 4.25% 9/15/2027	4,280,000	4,279,203
		16,972,527
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.4% 3/24/2028 (b)	967,000	962,159
TOTAL INDUSTRIALS		17,934,686
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.0862% 11/15/2027 (c)(d)	8,714,000	8,722,101
Dell International LLC / EMC Corp 4.9% 10/1/2026	6,770,000	6,777,876
		15,499,977
Software - 0.5%
Oracle Corp 2.65% 7/15/2026	10,760,000	10,739,558
TOTAL INFORMATION TECHNOLOGY		26,239,535
Materials - 0.8%
Chemicals - 0.4%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (b)	8,764,000	8,732,755
Construction Materials - 0.4%
CRH America Finance Inc 3.95% 4/4/2028 (b)	5,800,000	5,743,346
Martin Marietta Materials Inc 3.45% 6/1/2027	4,384,000	4,344,917
		10,088,263
TOTAL MATERIALS		18,821,018
Real Estate - 0.7%
Health Care REITs - 0.2%
Healthcare Realty Holdings LP 3.75% 7/1/2027	4,500,000	4,466,134
Specialized REITs - 0.5%
American Tower Corp 3.375% 10/15/2026	7,745,000	7,723,800
American Tower Corp 3.55% 7/15/2027	4,603,000	4,566,811
		12,290,611
TOTAL REAL ESTATE		16,756,745
Utilities - 0.5%
Electric Utilities - 0.5%
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	3,921,000	3,845,514
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	1,245,000	1,231,039
Georgia Power Co U.S. SOFR Averages Index + 0.42%, 3.9797% 11/22/2027 (c)(d)	7,000,000	7,015,995
TOTAL UTILITIES		12,092,548
TOTAL UNITED STATES		657,715,649
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,134,372,642)		1,137,066,593

Repurchase Agreements - 1.0%
	Maturity Amount ($)	Value ($)
Repurchase Agreements* (Cost $25,000,000)	25,593,369	25,000,000

Certificates of Deposit - 0.8%
	Yield (%) (g)	Principal Amount (a)	Value ($)
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.36%, 3.98% 7/23/2026 (c)(d) (Cost $20,000,000)	3.98	20,000,000	19,999,764

U.S. Treasury Obligations - 25.4%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 12/31/2027	3.51 to 3.95	159,561,000	158,065,116
US Treasury Notes 3.5% 9/30/2027	4.00	38,235,000	38,013,954
US Treasury Notes 3.625% 8/31/2027	3.56 to 3.79	325,899,000	324,625,957
US Treasury Notes 3.75% 4/30/2028	3.88 to 3.93	65,000,000	64,695,313
US Treasury Notes 4.125% 1/31/2027	4.36	19,281,300	19,319,711
TOTAL U.S. TREASURY OBLIGATIONS (Cost $606,720,664)			604,720,051

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $101,442,914)	3.67	101,422,630	101,442,914

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,395,862,698)	2,397,107,134
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(12,387,746)
NET ASSETS - 100.0%	2,384,719,388

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Mizuho Securities U.S.A., Inc.	4.30(i)	5/2026	11/2026	12,500,000	12,774,723	Corporate Debt Securities	5.75 - 13.13	2/2028 - 1/2999	13,520,141
Wells Fargo Securities, LLC	4.37(i)	5/2026	12/2026	12,500,000	12,818,646	Equities	N/A	N/A	13,523,886
Total Repurchase Agreements				25,000,000	25,593,369				27,044,027

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $735,550,977 or 30.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	230,152,360	2,172,350,187	2,301,060,074	2,673,082	441	-	101,442,914	101,422,630	0.2%
Fidelity Securities Lending Cash Central Fund	-	193,561,578	193,561,578	3,854	-	-	-	-	0.0%
Total	230,152,360	2,365,911,765	2,494,621,652	2,676,936	441	-	101,442,914

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Certificates of Deposit, U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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